Income Tax - Summary of Breakdown of Income Tax Liability (Parentheticals) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Break down of income tax liability [Line Items]
Tax liabilities	$ 27	$ 13	$ 9
Installments of the Regularization Regimes Associated with the Dispute Over the Cost Deduction for Hydrocarbon Well Abandonment [Member] | Hydrocarbon Wells Abandonment Costs [member] | Twelve Instalments [member]
Break down of income tax liability [Line Items]
Tax liabilities	6	5	6
Remaining Installments of the Regimes [Member] | Hydrocarbon Wells Abandonment Costs [member]
Break down of income tax liability [Line Items]
Tax liabilities	$ 26	$ 29	$ 42